Due to Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Due to Related Party Transactions

8. Due to Related Party Transactions

The amount due to a related party called Ansa Group Limited (“Ansa”), an entity under common control of the majority shareholder of the Company was $24,386 and $103,450 respectively.